Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

30    Subsequent events

Acquisition of INCO

On January 3, 2023, the Company announced the completion of the previously announced acquisition of INCO. Under the terms of the Equity Purchase Agreement, Arco Platform Limited completed the acquisition of 75.1% of the share capital of Isaac through an exchange of Arco shares. Isaac’s shareholders received 10,436,202 Arco Class A common shares of Arco, of which 1,047,142 shares were Arco treasury shares, and 9,389,060 shares were newly issued Arco shares. Prior to the Transaction, Arco held 24.9% of the share capital of Isaac. The final antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE was granted on November 16, 2022, with no restrictions.

Non-binding Proposal

On January 26, 2023, the Company announced the formation of a special committee composed of four independent and disinterested directors to evaluate and consider the Proposal as described in note 1.2.

The board of directors cautions the Company’s shareholders and other potential investors considering investing or trading in the Company’s securities that the Proposal is under evaluation by the special committee. However, no decisions have been made with respect to the Proposal and whether the Company will accept it. There can be no assurances that any definitive offer will be made, that any definitive agreement relating to the Proposal or any potential alternative transaction will be executed, or that the Proposed Transaction or any other transaction will be approved or consummated.

Federal Supreme Court (“STF”) decision on tax matters res judicata

On February 8, 2023, the Plenary of the STF concluded the judgment of Questions 881 and 885, unanimously deciding that a final decision, called “transited in res judicata”, on taxes paid continuously, automatically loses the effects of final and unappealable decisions in case of divergent and contrary pronouncement, when it occurs in concentrated control or under the general repercussion regime. The Company assessed the effects of this decision and did not identify any lawsuits impacted by this decision of the Supreme Court, as it does not have any judicial decisions that result in the suppression of its taxes, the matter of which has subsequently been judged in the opposite direction by the Supreme Court, in a concentrated control action or under the general repercussion regime. Additionally, the Company understands that the decision does not have direct or reflex application for the base date of December 31, 2022 and continues to monitor the evolution of the matter.

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